Consolidated Income Statement - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue	$ 4,282.8	$ 4,010.6
Cost of sales	3,128.3	2,927.1
Gross profit	1,154.5	1,083.5
Research and development expenses	149.8	129.0
Selling, general and administrative expenses	535.0	501.5
Other (gains) and losses	27.9	(22.4)
Share of after-tax profit of equity accounted investees	(72.2)	(53.2)
Restructuring, integration and acquisition costs	131.4	62.6
Impairment of goodwill	568.0	0.0
Operating (loss) income	(185.4)	466.0
Finance expense – net	205.0	173.6
(Loss) earnings before income taxes	(390.4)	292.4
Income tax (recovery) expense	(72.8)	62.6
Net (loss) income from continuing operations	(317.6)	229.8
Net income from discontinued operations	21.3	2.1
Net (loss) income	(296.3)	231.9
Attributable to:
Equity holders of the Company	(304.0)	222.7
Non-controlling interests	$ 7.7	$ 9.2
(Loss) earnings per share attributable to equity holders of the Company
Basic – continuing operations (in Canadian dollars per share)	$ (1.02)	$ 0.69
Diluted - continuing operations (in Canadian dollars per share)	(1.02)	0.69
Basic - discontinued operations (in Canadian dollars per share)	0.07	0.01
Diluted - discontinued operations (in Canadian dollars per share)	$ 0.07	$ 0.01